Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of significant accounting policies

2     Summary of significant accounting policies

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented unless otherwise stated.

2.1  Basis of preparation

In January 2018, the Company acquired control of the Listing Business which was carried out through a domestic company and its subsidiaries (the ‘PRC Operating Entities’) through a series of transactions (the ‘Recapitalization’). The Company and those companies newly set up during the Recapitalization have not been involved in any other business prior to the Recapitalization and their operations do not meet the definition of a business. The Recapitalization is merely a recapitalization of the Listing Business with no change in management of such business and the ultimate owners of the Listing Business remain the same. Accordingly, the Group resulting from the Recapitalization is regarded as a continuation of the Listing Business conducted under PRC Operating Entities. The consolidated financial statements of the Group have been prepared and presented using the carrying amounts of the income, expenses, assets and liabilities of the consolidated financial statements of PRC Operating Entities for all periods presented.

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets measured at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial assets and liabilities, which are carried at fair value and subsequent changes are recognized in the statement of comprehensive income.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3 below.

The Group has consistently adopted IFRS 9, IFRS15 and IFRS16 in the years ended December 31, 2021 and 2022.

Recent accounting pronouncements

(a)   New and amended standards and interpretations adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2022:

●	Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use
●	Amendments to IFRS 3 - Reference to the Conceptual Framework
●	Amendments to IAS 37 - Onerous Contracts – Cost of Fulfilling a Contract
●	Annual Improvements to IFRS Standards 2018–2020

The amendments listed above did not have material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

2      Summary of significant accounting policies (Continued)

2.1   Basis of preparation (Continued)

Recent accounting pronouncements (Continued)

(b)   New standards and amendments to standards and interpretations not yet adopted

Several new standards and amendments to standards and interpretations have been issued but not effective during the year 2022 and have not been early adopted by the Group in preparing these consolidated financial statements:

Effective for annual periods beginning on or after

IFRS 17 - Insurance Contracts	1 January 2023
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies	1 January 2023
Amendments to IAS 8 - Definition of accounting estimates	1 January 2023
Amendments to IAS 12 - Deferred tax related to assets and liabilities arising from a single transaction	1 January 2023
Amendment to IFRS 16 – Leases on sale and leaseback	1 January 2024
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current	1 January 2024
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

The above new standards, new interpretations and amended standards are not expected to have a material impact on the consolidated financial statements of the Group.

2.2   Principles of consolidation and equity accounting

2.2.1 Subsidiaries

Subsidiaries are all entities (including structured entities or VIEs as stated in Note 1.2 above) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of comprehensive income, consolidated statement of changes in equity and consolidated balance sheet, respectively.

For the parent company’s separate financial statements, investments in subsidiaries are accounted for using the equity method.

2       Summary of significant accounting policies (Continued)

2.2    Principles of consolidation and equity accounting (Continued)

2.2.2 Investments accounted for using the equity method

(i) Associate

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Significant influence could be demonstrated for an investment of less than 20%, for example, by representation on the board of directors or equivalent governing body of the investee. Investments in associates are accounted for using the equity method of accounting.

(ii) Joint ventures

Investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. Investments in joint ventures are accounted for using the equity method.

Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment accounted for using the equity method include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate or a joint venture, any difference between the cost of the investment accounted for using the equity method and the Group’s share of the net fair value of the investment’s identifiable assets and liabilities is accounted for as goodwill.

If the ownership interest in an associate or a joint venture is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognized in the consolidated statement of comprehensive income, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in investment accounted for using the equity method equals or exceeds its interest in the investment, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the investment.

The Group determines at each reporting date whether there is any objective evidence that the investment accounted for using the equity method is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying value and recognizes the amount adjacent to “share of loss of associate and joint venture” in the consolidated statement of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between the Group and its investment accounted for using the equity method are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the investment. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Gain or losses on dilution of equity interest in the investment accounted for using the equity method are recognized in the consolidated statement of comprehensive income.

2      Summary of significant accounting policies (Continued)

2.3   Structured Entities

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only, and the relevant activities are directed by means of contractual or related arrangements.

The Group determines whether it is an agent or a principal in relation to those structured entities in which the Group acts as an asset manager on management’s judgement. If an asset manager is agent, it acts primarily on behalf of others and so does not control the structured entity. It may be principal if it acts primarily for itself, and therefore controls the structured entity. The unconsolidated structured entities in which the Group acts as an asset manager is set out in Note 36.

2.4  Business combination

Except for business combinations under common control, the Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis. Non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date; any gains or losses arising from such re-measurement are recognized in profit or loss.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

Intra-group transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

2     Summary of significant accounting policies (Continued)

2.5  Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers (“CODM”), who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as the executive directors of the Company, who review the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group.

2.6  Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is the United States dollar (“US$”). RMB is the functional currency of the subsidiaries in PRC. As the major operations of the Group are within the PRC, the directors of the Company have chosen to present the Group’s financial statements in RMB (the presentation currency).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the consolidated statements of comprehensive income.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statements of comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statements of comprehensive income on a net basis within other income, gains or loss - net.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as fair value through other comprehensive income are recognized in other comprehensive income.

Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet
●	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
●	all resulting exchange differences are recognized in other comprehensive income.

2     Summary of significant accounting policies (Continued)

2.6  Foreign currency translation (Continued)

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

2.7  Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attribute to the acquisition of the items.

Depreciation on property and equipment is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives or, in case of a leasehold improvements, the shorter lease term as follows:

Category	Expected useful life
Office and telecommunication equipment	3-5 years
Leasehold improvements	5 years

The assets’ residual values and useful lives are reviewed, and adjusted quarterly if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within ‘Other income, gains or loss - net’ in the consolidated statements of comprehensive income.

2.8  Intangible assets

The Group’s intangible assets include application and platforms, purchased software, development costs in progress, goodwill, business licenses and others.

Intangible assets can be recognized only when future economic benefits expected to be obtained from the use of the item will flow into the Group and its cost can be measured reliably. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value as at the date of acquisition.

Costs associated with maintaining application and platform are recognized as an expense as incurred. Development costs that are directly attributable to the development and testing of identifiable application and platform controlled by the Group are recognized as intangible assets when the following criteria are met:

●	it is technically feasible to complete the application and platform so that it will be available for use
●	management intends to complete the application and platform and use or sell it
●	there is an ability to use or sell
●	it can be demonstrated how the application and platform will generate probable future economic benefits
●	adequate technical, financial and other resources to complete the development and to use or sell the application and platform are available, and
●	the expenditure attributable to the application and platform during its development can be reliably measured.

2     Summary of significant accounting policies (Continued)

2.8  Intangible assets (Continued)

Directly attributable costs that are capitalized include employee costs, technology service fee and an appropriate portion of relevant overheads.

Research expenditure and development expenditure that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.

The useful lives of intangible assets are assessed by the period of bringing economic benefits for the Group.

The useful lives of intangible assets excluding development cost in progress are set as follows:

Expected useful life
• Application and platform	3 ‑ 10 years
• Purchased software	3 ‑ 10 years
• Business licenses	3 ‑ 5 years

Intangible assets with finite lives are subsequently amortized on the straight-line basis over the useful economic life. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed, and adjusted if appropriate, at least at each year end.

Intangible assets with indefinite useful lives are not amortized, but are subject to annual impairment assessment.

2.9  Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that a non-financial asset other than deferred tax assets may be impaired. If any such indication exists, or when annual impairment testing for a non-financial asset is required, the Group makes an estimate of the asset’s recoverable amount. A non-financial asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. Where the carrying amount of a non-financial asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to disposal, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.

2     Summary of significant accounting policies (Continued)

2.9  Impairment of non-financial assets (Continued)

For non-financial assets other than goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the Group makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the statement of comprehensive income.

Goodwill is reviewed for impairment, annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Impairment is determined by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units), to which the goodwill relates. The recoverable amount is the higher of its fair value less costs of disposal and its value-in-use, determined on an individual asset (or cash-generating unit) basis, unless the individual asset (or cash-generating unit) does not generate cash flows that are largely independent from those of other assets or groups of assets (or groups of cash-generating units). Impairment losses recognized in relation to goodwill are not reversed for subsequent increases in its recoverable amount.

Intangible assets with indefinite useful lives and development costs in progress are tested for impairment annually at each year end either individually or at the cash-generating unit level, as appropriate.

2.10 Financial assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held and the cash flow characteristics of the asset. For investments in equity instruments, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment measured at fair value through other comprehensive income.

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

Recognition and measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the consolidated statement of comprehensive income.

2      Summary of significant accounting policies (Continued)

2.10 Financial assets (Continued)

Recognition and measurement (Continued)

(a)	Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

●	Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other income, gains or loss together with foreign exchange gains and losses. Impairment losses are presented in the consolidated statements of comprehensive income.
●	Fair value through other comprehensive income (“FVOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other income, gains or loss. Interest income from these financial assets is included in other gain using the effective interest rate method. Foreign exchange gains and losses are presented in other income, gains or loss and impairment expenses are presented in the statement of profit or loss.
●	Fair value through profit or loss (“FVPL”): Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other income, gains or loss in the period in which it arises.
(b)	Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss. Changes in the fair value of financial assets at fair value through profit or loss are recognized in profit or loss. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

(c)	Impairment

The group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Expected credit loss refers to the weighted average amount of credit loss of financial instruments based on the probability of default. Credit loss refers to the difference between all contractual cash flows receivable and all cash flows that the entity expects to receive, discounted at the original effective interest rate. The Group recognizes or reverses the impairment provision through profit or loss.

For debt instruments measured at FVOCI, impairment gains or losses are included in the net impairment losses on financial instruments and correspondingly reduce the accumulated changes in fair value included in the OCI reserves of equity.

2      Summary of significant accounting policies (Continued)

2.10 Financial assets (Continued)

Recognition and measurement (Continued)

For trade receivables and contract assets, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the assets. The impairment matrix is determined based on historical observed default rates over the expected life of the contract assets and trade receivables with similar credit risk characteristics and is adjusted for forward-looking estimates. At every reporting date the historical observed default rates are updated and changes in the forward-looking estimates are analysed.

Impairment on other receivables are measured as either 12-month expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of a receivable has occurred since initial recognition, then impairment is measured as lifetime expected credit losses.

Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

2.11 Financial liabilities

The Group, at initial recognition, classifies financial liabilities as either financial liabilities subsequently measured at amortised cost or financial liabilities at fair value through profit or loss.

Except for derivative financial instruments (Note 2.12), the Group’s financial liabilities are mainly financial liabilities measured at amortised cost, including trade and other payables, short-term borrowings, customer deposits and other financial liabilities from virtual bank, etc. These financial liabilities are initially measured at the amount of their fair value after deducting transaction costs and use the effective interest rate method for subsequent measurement.

Where the present obligations of financial liabilities are discharged, cancelled or when they are expired, the Group derecognises these financial liabilities. The differences between the carrying amounts and the consideration received are recognised in profit or loss.

Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

2.12 Derivative financial instruments

The Group’s derivative financial instruments are initially recognized at fair value on the date of which the related derivative contracts are entered into and are subsequently measured at fair value. All derivatives are carried as assets when the fair values are positive and as liabilities when the fair values are negative. The gains or losses arisen from fair value changes of derivatives are recognized in profit or loss. No derivative financial instruments are designated as hedging instrument.

2      Summary of significant accounting policies (Continued)

2.13 Trade receivables

Trade receivables are amounts due from customers for products sold or services performed in the ordinary course of business. If collection of trade and other receivables is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. See Note 18 for further information about the Group’s accounting for trade receivables and Note 4 for a description of the group’s impairment policies.

2.14 Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.15 Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

2.16 Leases

The Group leases various properties. Rental contracts are typically made for fixed periods of 1 to 5 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable
●	variable lease payment that are based on an index or a rate
●	amounts expected to be payable by the lessee under residual value guarantees
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the group’s incremental borrowing rate.

2      Summary of significant accounting policies (Continued)

2.16 Leases (Continued)

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date less any lease incentives received
●	any initial direct costs, and
●	restoration costs.

Right-of-use assets related to lease of properties are recorded under property and equipment (Note 12). Lease liabilities are recorded under trade and other payables (Note 27).

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

2.17 Employee benefits

(a)	Pension obligations

The employees of the Group are mainly covered by various defined contribution pension plans. The Group makes and accrues contributions on a monthly basis to the pension plans, which are mainly sponsored by the related government authorities that are responsible for the pension liability to retired employees. Under such plans, the Group has no other significant legal or constructive obligations for retirement benefits beyond the said contributions, which are expensed as incurred. Certain employees are also provided with group life insurance but the amounts involved are insignificant.

(b)	Housing benefits

The employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group’s liability in respect of these funds is limited to the contributions payable in each period.

(c)	Medical benefits

The Group makes monthly contributions for medical benefits to the local authorities in accordance with relevant local regulations for the employees. The Group’s liability in respect of employee medical benefits is limited to the contributions payable in each period.

2.18 Share-based payments

An equity-settled share-based compensation plan was granted to the employees and non-employees, under which the entity receives services from employees and non-employees as consideration for equity instruments (options) of the Group. The fair value of the services received in exchange for the grant of the options is recognized as an expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:

●	including any market performance;
●	excluding the impact of any service and non-market performance vesting conditions;
●	including the impact of any non-vesting conditions

2      Summary of significant accounting policies (Continued)

2.18 Share-based payments (Continued)

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of options that are expected to vest based on the non-market performance and service conditions. It recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income, with a corresponding adjustment to equity.

If the terms of an equity-settled award are modified, at a minimum an expense is recognized as if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of modification.

If an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new award are treated as if they were a modification of the original award, as described in the previous paragraph.

2.19 Revenue recognition

Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Revenues are recognized when or as control of the asset or service is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

●	direct measurements of the value transferred by the Group to the customer; or
●	the Group’s efforts or inputs to the satisfaction of the performance obligation.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. If the value ascribed to the services rendered by the Group exceed the payment, a contract asset is recognized. Judgement is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.

A receivable is recorded when the Group has an unconditional right to consideration on the date the payment is due even if it has not yet performed under the contract.

2      Summary of significant accounting policies (Continued)

2.19 Revenue recognition (Continued)

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. A contract liability is recognized as revenue upon transfer of control to the customers of the promised license, products and services.

Some of the Group’s contracts with customers contain multiple performance obligations. For these contracts, the Group accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Although each of the performance obligations sometimes has a separate contractual price agreed in the contract, the management compares the contractual price with observable standalone market price, if any, or cost plus a margin price to assess the reasonableness of the pricing. If the contractual price for each performance obligation is assessed to be on market price basis, the Group uses the contractual price to measure and recognize revenue for each performance obligation. If the contractual price for each performance obligation is assessed to be not on market price basis, the Group reallocates the total contract price to the identified performance obligations based on its best estimated standalone selling price of each performance obligation.

Only the contracts for business origination services (Note 2.19(b)) contain significant financing components. As a practical expedient, the Group does not account for financing components if the period between when the Group transfers the promised goods or services to the customer and when the customer pays for those goods or services is one year or less.

Incremental costs of obtaining customer contract primarily consist of sales commissions and are capitalized as an asset. The Group amortizes assets recognized from capitalizing costs to obtain a contract on a systematic basis to profit or loss, consistent with the pattern of revenue recognition to which the asset relates. As a practical expedient, the Group recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The following is a description of the accounting policy for the principal revenue streams of the Group.

(a)	Implementation and post-implementation support services

Implementation services represent customer-specific software development or customization services provided to customers for the use of the Group’s software in cloud offerings or on-premise IT environment. The implementation contract is either on a time and material basis or fixed-fee basis. The Group invoices fees for implementation services based on actual time and materials incurred to date or according to pre-agreed payment schedules. After development, license to use the software is granted to the customer with an indefinite life. The customer cannot benefit from the implementation service on its own without the license. The perpetual license is a result of the implementation service. The implementation service and the perpetual license are highly interrelated and within the context of the contract, the promise of the Group is to transfer the implementation service together with the perpetual license as one output to its customers. Both the implementation service and the perpetual license to use the software are not distinct and thus should be combined together as one performance obligation. And there is no sales/usage-based royalty for the licence to use the software in the arrangement.

For implementation services, revenue is recognised over time if the Group’s performance (i) provides all of the benefits received and consumed simultaneously by the customer, (ii) creates and enhances an asset that the customer controls as the Group performs, or  (iii) does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.Accordingly, revenue for implementation contracts is recognized over the contract terms by reference to the progress of work performed, which is measured based on costs incurred toward satisfying the performance obligation, relative to total costs expected to be incurred to the complete satisfaction of the performance obligation. Otherwise revenue is recognised at a point in time.

2      Summary of significant accounting policies (Continued)

2.19 Revenue recognition (Continued)

(a)	Implementation and post-implementation support services (Continued)

The Group’s customer contracts often include both implementation services and post-implementation support services. Customers can benefit from implementation service and post-implementation support service on their own, and those services are clearly stated in the contract and are separately identifiable, they are not integrated or interrelated with each other, and do not significantly affect each other.

Implementation contracts are for software developed for specific needs of individual customers and therefore it does not have any alternative use for the Group. Moreover, implementation contracts provide the Group with an enforceable right to payment for performance completed to date. Accordingly, revenue for implementation contracts is recognized over the contract terms by reference to the progress of work performed, which is measured based on costs incurred toward satisfying the performance obligation, relative to total costs expected to be incurred to the complete satisfaction of the performance obligation.

For post development maintenance services, the performance obligation is to stand ready to provide technical support and unspecified updates and upgrades on a when-and-if-available basis. The customers simultaneously receive and consume the benefits of these support services as the Group performs and revenue is recognized based on time elapsed and thus ratably over the term of the support arrangement.

Post implementation cloud services provided on a subscription basis, where the performance obligation is the grant of the right to continuously use the cloud services for a certain term, are recognized based on time elapsed and thus ratably over the contract terms.

(b)	Transaction based service

The Group derives its transaction based service revenue primarily from business origination services, risk management services, operation support services and other services.

Business origination services

The Group provides business origination services by assisting financial institutions in customer acquisition for their products including loans, wealth management products and insurance policies etc.

In order to satisfy its performance obligations (that is generating customer leads for financial institutions), the Group designs marketing plans, sources leads and analyses the leads. The Group generates customer leads for financial institutions through its own platform or from channel partners. The leads, which are sourced from the Group’s own platform or from the channel partners, are grouped together and are screened and analysed by the Group to ensure that they meet customers’ criteria. When the leads are sourced from the channel partners, the Group determined that it is the principal in providing the business origination services to the financial institutions because the Group controls the leads sourced from channel partners, screens and analyses the leads before delivering those leads to customers. For business origination services, the Group is primarily responsible for fulfilling the promise to generate customer leads to financial institutions and has full discretion in establishing the price for the business origination services provided to financial institutions, as well as the selection of and determination of prices paid to the channel partners. Accordingly, the Group records revenue based on the gross amount payable by the financial institutions and records the amount payable to the channel partners as cost of revenue. The Group normally charges its customers based on successful referrals at fixed charge rates.The revenue for business origination services is recognized when a referral is successfully accepted by financial institutions.

2      Summary of significant accounting policies (Continued)

2.19 Revenue recognition (Continued)

(b)	Transaction based service (Continued)

Business origination services (Continued)

The Group determined that it is not the legal lender and legal borrower (or receiver of deposits from investors) in the loan origination and repayment process. Therefore, the Group does not record loans receivable and payable arising from the loans between lenders and borrowers. The Group acts as an agent to facilitate such loans.

Operation support services

Operation support services mainly represent calling services and insurance loss assessment services, digital certification and related services and solutions, service management platforms to participants around auto aftermarket scenarios, asset monitoring services and consulting services provided to financial institutions.

For contracts which the Group charges its customers based on usage of the services at fixed charge rates, and invoices the fees on periodical basis, the revenue from these services is recognized when the customers receive and consume the benefits of these services each time the Group performs, based on the amount charged for such services.

For contracts which the Group charges its customers based on the term of services and invoices the fee on periodical basis, and the performance obligation is to stand ready to provide operation support, the customers simultaneously receive and consume the benefits of these support services as the Group performs and revenue is recognized based on time elapsed and thus ratably over the term of the support arrangement.

When the cash received is different from the revenue recognized, a “contract asset” or “contract liability” shall be recognized in the consolidated statement of financial position.

Risk management services

Risk management services mainly represent credit risk assessment, identity verification service, risk management services used in insurance loss assessment and anti-fraud services provided to financial institutions.

For risk management services contracts, the Group normally charges its customers based on usage of the services at fixed charge rates, and invoices the fees on periodical basis. The revenue from these services is recognized when the customers receive and consume the benefits of these services each time the Group performs, based on the amount charged for such services.

Cloud platform services

Cloud platform services mainly represent providing financial institutions with value-added services including computing, storage, database and backup services on a variety of cloud infrastructures.

For cloud platform contracts, the Group normally charges its customers based on usage of the services at fixed charge rates, and invoices the fees on periodical basis. The revenue from these services is recognized when the customers receive and consume the benefits of these services, based on the amount charged for such services.

Others

Other revenue mainly represents sales of products, asset management services and revenue from virtual bank.

2      Summary of significant accounting policies (Continued)

2.19 Revenue recognition (Continued)

(b)Transaction based service (Continued)

Others (Continued)

For sales of products, the Group recognizes revenue net of discounts and return allowances upon the time when the products are delivered to customers.

For asset management services, the service revenues are recognized ratably over the term of the service contracts.

(c)Interest and commission income

For virtual bank, interest income from debt instruments measured at amortized cost and debt instruments measured at fair value through other comprehensive income is recognized in revenue using the effective interest rate method. Fees and commissions are recognized on an accrual basis when the service has been provided or significant act performed.

2.20 Interest income

Interest income from virtual bank is included in the revenue (Note 5).

Interest income from financial assets that are held for cash management purposes is included in finance income, see finance income (Note 9) below.

Interest income from financial assets at FVPL and any other interest income is included in the net gains/(losses), see other income (Note 8) below.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

2.21 Dividend income

Dividend income is recognized when the right to receive payment is established.

2.22 Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs that they are intended to compensate.

2      Summary of significant accounting policies (Continued)

2.23 Tax

Income tax comprises current and deferred tax. Income tax is recognized in the statement of comprehensive income, or in other comprehensive income or in equity if it relates to items that are recognized in the same or a different period directly in other comprehensive income or in equity.

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in jointly controlled entities, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in jointly controlled entities, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Conversely, previously unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.